Share-based payments	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Share-based payments
Note 16. Share-based payments
16.1 Detail of Cellectis equity awards
Holders of vested Cellectis stock options and warrants are entitled to exercise such options and warrants to purchase Cellectis Ordinary shares at a fixed exercise price established at the time of such options and warrants are granted during their useful life.
For stock options and warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.

Stock Options
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2019	2020	2021

Weighted-Average fair values of stock options granted	10.26 €	7.00 €	5.76€
Assumptions:
Risk-free interest rate	-0.38% - 0.09%	0.00%	0.00%
Share entitlement per options	1	1	1
Exercise price	11.06€ - 18.25€	8.27€ - 15.84€	8.54€ - 19.44€
Grant date share fair value	11.32€ - 17.80€	9.14€ - 15.76€	7.42€ - 16.54€
Expected volatility	63.8% - 66.6%	61.3% - 62.8%	58.4% - 60.1%
Expected term (in years)	6.15 - 6.25	6.15	6.15
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life

Balance as of December 31, 2019	6,922,172	26.30	€9,672,382	24.22		€6.8y
Granted	—	—	479,000	12.54	€
Exercised	—	—	(291,053)	17.86	€
Forfeited or Expired	—	—	(373,672)	20.61	€
Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y
Granted	—	—	1,031,235	18.76	€
Exercised	—	—	(253,494)	18.49	€
Forfeited or Expired	—	—	(1,104,604)	24.27	€
Balance as of December 31, 2021	7,566,679	24.78	€9,159,794	23.50		€5.3y
Share-based compensation expense related to stock option awards was $5.1 million in 2021, $8.9 million in 2020 and $13.4 million in 2019.

Warrants
The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017
Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€

Grant date share fair value	16.42€ - 22.48€	24.95€

Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2019	852,260	25.86	€918,927	26.72		€6.2y
Granted	—	—	—	—
Exercised	—	—	(19,702)	8.28	€
Forfeited or Expired	—	—	—	—

Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y
Granted	—	—	—	—
Exercised	—	—	(3,000)	18.68	€
Forfeited or Expired	—	—	—	—

Balance as of December 31, 2021	896,225	27.18	€896,225	27.18		€4.3y
There was no share-based compensation expense related to
non-employee
warrants in 2021, while share-based compensation expense related to warrants awards amounted to $0.3 million in 2020 and $0.9 million in 2019.
Free shares
The free shares granted prior to 2018 are subject to a
two-year
vesting period for French employees and four years for foreign citizens.
The free shares granted in 2018 and until 2021 are subject to at least one-year
vesting and additional
one-year
vesting period for French residents and
two-years
vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a
3-year
period.
The free shares granted in 2021 and after are subject to a three-year vesting period for all employees, provided that the free shares granted to executive officers are subject to non-market
performance conditions with a minimum vesting of a
3-year
period.

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2019	67,000	13.98	€
Granted (1)	591,685	20.10	€
Vested	(3,000)	23.84	€
Cancelled	(26,035)	16.45	€

Unvested balance at December 31, 2020	629,650	19.59	€
Granted	510,316	8.31	€
Vested	(32,000)	14.39	€
Cancelled	(185,265)	16.49	€

Unvested balance at December 31, 2021	922,701	14.15	€

(1)
423,285 free shares have been granted in October 2020 under the Amended Second Free Shares 2018 Plan and are under non-market
performance vesting conditions and with a minimum vesting period of three years. These free shares have been granted to a large number of our employees. 330,041 free shares have been granted in March 2021 under the Amended Second Free Shares 2018 Plan with a minimum vesting period of three years, and 103,000 of which granted to executive officers are under non-market
performance vesting conditions. These free shares have been granted to a large number of our employees.

The fair value of free shares corresponds to the grant date share fair value.
We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.
Share-based compensation expense related to free shares awards was $6.4 million in 2021, $0.9 million in 2020 and $0.7 million in 2019.
16.2 Detail of Calyxt equity awards
Stock Options
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	2019	2020	2021

Weighted-Average fair values of stock options granted	$10.18	$3.24	$3.61
Assumptions:
Risk-free interest rate	1.7% - 2.5%	0.3% - 1.7%	0.6% - 1.2%
Share entitlement per options	1	1	1
Exercise price	$4.05 - $15.59	$3.42 - $7.30	$2.27 - $9.38
Grant date share fair value	$4.05 - $15.59	$3.42 - $7.30	$2.27 - $9.38
Expected volatility	52.6% - 78.9%	77.4% - 81.2%	80.1% - 91.0%
Expected term (in years)	6.8 - 10.0	6.0 - 10.0	5.5 - 6.5
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Calyxt estimates the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires Calyxt to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. Calyxt estimates its future stock price volatility using the historical volatility of comparable public companies over the expected term of the option
.
Calyxt’s expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method.
The risk-free interest rate for periods during the expected term of the options is based on the U.S. Treasury zero-coupon
yield curve in effect at the time of grant.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over six years after the date of grant. Options generally expire within ten years after the date of grant. Certain awards granted before Calyxt’s IPO contained accelerated vesting provisions if certain events occurred as defined in the option agreement.
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life

Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73	6.8y
Granted	—	—	887,765	$4.67
Exercised	—	—	(58,575)	$3.60
Forfeited or Expired	—	—	(689,376)	$12.89

Balance as of December 31, 2020	2,347,665	$10.15	4,621,173	$10.30	6.2y
Granted	—	—	774,959	$5.20
Exercised	—	—	(61,372)	$3.70
Forfeited or Expired	—	—	(676,335)	$10.75

Balance as of December 31, 2021	2,789,110	$10.23	4,658,425	$9.47	5.6y
Stock-based compensation expense related to stock option awards was $1.7 million in 2021, $4.0 million in 2020 and $6.8 million in 2019. The options granted under the plans were originally only exercisable upon a triggering event or initial public offering as defined by the plans.
Restricted Stock Units
Units settled in stock subject to a restricted period may be granted to key employees under the 2017 Omnibus Plan. Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value

Unvested balance at December 31, 2019	813,526	$10.31
Granted	105,633	$6.54
Vested	(309,693)	$10.08
Cancelled	(61,659)	$10.80

Unvested balance at December 31, 2020	547,807	$9.49
Granted	406,981	$4.59
Vested	(193,857)	$7.68
Cancelled	(189,628)	$10.91

Unvested balance at December 31, 2021	571,303	$6.15
The fair value of restricted stock units corresponds to the grant date share fair value.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Share-based compensation expense related to restricted stock units awards was a favorable impact of $0.1 million due to options forfeiture in 2021, compared to an expense of $2.3 million in 2020 and $4.9 million in 2019.
Performance Stock Unit
In June 2019, Calyxt granted performance stock units, which carry a market condition based on Calyxt share price. These awards contain a continuous service period of three years, the performance period, from the date of grant, followed by a restricted period of two years if the shares are issued following the performance period during which the grantee is required to provide continuous service and the awarded shares must be held by the grantee until the end of the period. The number of shares of common stock delivered following the performance period depends upon the change in Calyxt share price during the performance period. Calyxt granted a targeted 311,667 performance stock units, the performance criteria allow for the actual payout to be between zero and 120 percent of target. The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years
During 2021, the Calyxt recognized a benefit from the forfeiture of 166,667 performance stock units held by Mr. Blome, its former Chief Executive Officer.
In July 2021, the Company granted 600,000 performance stock units under the Inducement Plan to Mr. Carr, its President and Chief Executive Officer. The performance stock units will vest if the Calyxt’s stock remains above three specified price levels for 30 calendar days over the three-year performance period. The performance stock units will be settled in unrestricted shares of the Calyxt’s common stock on the vesting date.

The estimated fair values of performance stock units granted in 2021, and the assumptions used were as follows:

Date of grant	07/01/2021
Estimated fair values of performance stock units granted:
At least $12 per share	$2.16
At least $15 per share	$1.89
At least $20 per share	$1.55
Assumptions:
Expected term (in years)	3
Expected volatility	90.0%
Risk-free interest rate	0.4%
Information on performance stock unit activity follows:

Number of Performance Stock Units Outstanding
Unvested balance at December 31, 2019	311,667
Granted	—
Vested	—
Cancelled	—

Unvested balance at December 31, 2020	311,667
Granted	600,000
Vested	—
Cancelled	(166,667)

Unvested balance at December 31, 2021	745,000
Share-based compensation expense related to performance stock unit awards was immaterial in 2021, amounted to $0.4 million in 2020 and to $0.2 million in 2019.